Income Taxes - Income (Loss) Before Income Taxes Includes Results from Domestic and International Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Income Loss Before Taxes Domestic And Foreign [Line Items]
U.S. companies	$ (149,688)	$ (483,775)	$ (108,790)	$ (173,653)
Non-U.S. companies	225,873	152,140	146,092	2,513
Income (loss) before income taxes	$ 76,185	$ (331,635)	$ 37,302	$ (171,140)